SUMMARY PROSPECTUS September 28, 2010

MFS® Aggressive Growth Allocation Fund

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the fund’s statement of additional information, online at funds.mfs.com. You can also get this information at no cost by calling 1-800-225-2606 or by sending an e-mail request to orderliterature@mfs.com. The fund’s prospectus and statement of additional information, both dated September 28, 2010, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

Investment Objective

The investment objective of the fund is to seek a high level of total return consistent with an aggressive level of risk relative to the other MFS Asset Allocation Funds.

CLASS	TICKER SYMBOL
Class A	MAAGX
Class B	MBAGX
Class C	MCAGX
Class I	MIAGX
Class 529A	EAGTX
Class 529B	EBAAX
Class 529C	ECAAX
Class R1	MAAFX
Class R2	MAWMX
Class R3	MAAHX
Class R4	MAALX

Summary of Key Information

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, redeem, and hold shares of the fund.

The annual fund operating expenses are based on expenses reported during the fund’s most recently completed fiscal year and a weighted average of the total annual operating expenses (as reported in each underlying fund’s most recent shareholder report) of, and the fee charged by (if any), the underlying funds in which the fund invested during the fund’s most recently completed fiscal year, expressed as a percentage of the fund’s average net assets during the period. They have adjusted to reflect certain current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 27 of the fund’s prospectus and “Waivers of Sales Charges” on page 30 of the fund’s statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):

Share Class	A		529A	B AND 529B	C AND 529C	I	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		5.75%	N/A	N/A	N/A	N/A
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00	%#	N/A	4.00%	1.00%	N/A	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	B	C	I	529A	529B	529C	R1	R2	R3	R4
Management Fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	N/A	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	N/A
Other Expenses	0.07%	0.07%	0.07%	0.07%	0.17%	0.17%	0.17%	0.07%	0.07%	0.07%	0.07%
Acquired (Underlying) Fund Fees and Expenses	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%

Total Annual Fund Operating Expenses	1.30%	2.05%	2.05%	1.05%	1.40%	2.15%	2.15%	2.05%	1.55%	1.30%	1.05%

#	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

AGG-SUM-092810

MFS® Aggressive Growth Allocation Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$700	$963	$1,247	$2,053
Class B Shares assuming redemption at end of period	$608	$943	$1,303	$2,187
no redemption	$208	$643	$1,103	$2,187
Class C Shares assuming redemption at end of period	$308	$643	$1,103	$2,379
no redemption	$208	$643	$1,103	$2,379
Class I Shares	$107	$334	$579	$1,283
Class 529A Shares	$709	$993	$1,297	$2,158
Class 529B Shares assuming redemption at end of period	$618	$973	$1,354	$2,292
no redemption	$218	$673	$1,154	$2,292
Class 529C Shares assuming redemption at end of period	$318	$673	$1,154	$2,483
no redemption	$218	$673	$1,154	$2,483
Class R1 Shares	$208	$643	$1,103	$2,379
Class R2 Shares	$158	$490	$845	$1,845
Class R3 Shares	$132	$412	$713	$1,568
Class R4 Shares	$107	$334	$579	$1,283

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The fund is designed to provide diversification among different asset classes by investing the majority of its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds. The underlying funds are selected following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of the fund’s assets to be invested in the general asset classes of U.S. Stock Funds, International Stock Funds, and Bond Funds, as well as an allocation to underlying funds that have less traditional investment strategies that MFS believes provide diversification benefits when added to a portfolio consisting of stock and bond funds (referred to as Specialty Funds). The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. Within the stock fund allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). Within the bond fund allocation (if any), MFS includes underlying funds with varying degrees of interest rate and credit exposure.

As of September 28, 2010, the fund’s target allocation among asset classes and the underlying funds was:

Funds	MFS Aggressive Growth Allocation Fund
Bond Funds:	0%
Specialty Funds:	10%
MFS Commodity Strategy Fund	5%
MFS Global Real Estate Fund	5%
International Stock Funds:	30%
MFS Emerging Markets Equity Fund	2%
MFS International Growth Fund	8%
MFS International New Discovery Fund	4%
MFS International Value Fund	8%
MFS Research International Fund	8%
U.S. Stock Funds:	60%
MFS Core Growth Fund	13%
MFS Mid Cap Growth Fund	10%
MFS Mid Cap Value Fund	10%
MFS New Discovery Fund	5%
MFS Research Fund	9%
MFS Value Fund	13%

Investments for the underlying funds are selected primarily based on fundamental analysis of issuers. Quantitative analysis may also be considered.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk: Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

MFS® Aggressive Growth Allocation Fund

Foreign and Emerging Markets Risk: Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors. The securities of smaller real estate-related issuers can be more volatile, less liquid, and have more limited financial resources that securities of larger issuers.

Derivatives Risk: Derivatives can be used to take both long and short positions (i.e., the value of a derivative can be positively or negatively related to the value of the underlying indicator(s) on which the derivative is based). Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can involve leverage.

Short Sale Risk: A security sold short is closed out at a loss if the price of the security sold short increases between the time of the short sale and closing out the short position. It may not be possible to close out a short position at any particular time or at an acceptable price. Short sales can involve leverage.

Investment Selection and Allocation Risk: MFS’ analysis of an investment and its assessment of the mix of general risk and return characteristics of asset classes and underlying funds can be incorrect and can lead to an investment focus that results in a fund underperforming other funds with similar investment strategies and/or funds that invest in similar asset classes.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Liquidity Risk: It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance and one or more other performance measures.

The fund’s past performance (before and after taxes) does not indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

The total return for the six-month period ended June 30, 2010 was (5.82)%. During the period(s) shown in the bar chart, the highest quarterly return was 19.81% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (24.63)% (for the calendar quarter ended December 31, 2008).

MFS® Aggressive Growth Allocation Fund

Performance Table.

Average Annual Total Returns

(for the Periods Ended December 31, 2009)

Share Class	1 YEAR	5 YEARS	LIFE INCEPTION 06-28-2002
Returns Before Taxes
B Shares	30.96%	0.37%	4.47%
C Shares	33.93%	0.73%	4.46%
I Shares	36.33%	1.75%	5.51%
529A Shares	28.15%	0.03%	4.12%
529B Shares	30.94%	0.18%	4.21%
529C Shares	33.79%	0.53%	4.24%
R1 Shares	34.98%	0.65%	4.31%
R2 Shares	35.70%	1.14%	4.80%
R3 Shares	36.04%	1.40%	5.11%
R4 Shares	36.28%	1.68%	5.41%
A Shares	28.06%	0.20%	4.30%
Returns After Taxes on Distributions
A Shares	27.73%	(0.37)%	3.87%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	18.50%	0.11%	3.66%
Index Comparisons (Reflects no deduction for fees, expenses or taxes)
Standard & Poor’s 500 Stock Index	26.46%	0.42%	3.60%
Barclays Capital U.S Aggregate Bond Index
MFS Aggressive Growth Allocation Fund Blended Index	28.96%	1.68%	5.36%

Standard & Poor’s 500 Stock Index is a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance compared to the MFS Aggressive Growth Allocation Fund Blended Index, which was composed at period end of the following amounts of the following indices:

1)	Standard & Poor’s 500 Stock Index (65%) is a market capitalization index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
2)	Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far East) Index (30%) is a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.
3)	FTSE EPRA/NAREIT Global Real Estate Index (5%) measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and will likely differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Joseph C. Flaherty, Jr.	2002	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or by overnight mail (MFS Service Center, Inc. (MFSC), c/o Boston Financial Data Services, 30 Dan Road, Canton, MA 02021-2809), by mail ([Fund Name], P.O. Box 55824, Boston, MA 02205-5824), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases

Class I, Class R1, Class R2, Class R3, Class R4	None	None

Class 529A, Class 529B, Class 529C	$250	None

Taxes

If your shares are held in a taxable account, the fund’s distributions are taxable to you, and will be taxed as ordinary income and/or capital gains.

Payments to Financial Intermediaries

If you purchase shares of the fund through a financial intermediary, the fund, MFS, and MFS’ affiliates may pay the financial intermediary for the sale of shares of a fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your financial intermediary to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.